Principles of Consolidation and Summary of Significant Accounting Policies (Details 1)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 JSJ [Member] USD ($)	Dec. 31, 2011 JSJ [Member] USD ($)	Sep. 30, 2012 Yew Bio-Pharm (HK) [Member] HKD	Dec. 31, 2011 Yew Bio-Pharm (HK) [Member] HKD	Sep. 30, 2012 HDS [Member] CNY	Dec. 31, 2011 HDS [Member] CNY
Schedule of Company's subsidiaries and variable interest entities
Domicile and date of incorporation	PRC October 29, 2009	PRC October 29, 2009	Hong Kong November 29, 2010	Hong Kong November 29, 2010	PRC August 22, 1996	PRC August 22, 1996
Registered capital	$ 100,000	$ 100,000	10,000	10,000	45,000,000	45,000,000
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%
Effective ownership					Contractual arrgements	Contractual arrangements
Principal activities	Holding company	Holding company	Holding company of JSJ	Holding company of JSJ	Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts.